Debt - Summary of types of borrowings both current and non-current (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings
Debt	£ 7,267	£ 6,544
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	887	762
Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	4,764	3,551
Lease liabilities
Disclosure of detailed information about borrowings
Debt	97	103
Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	1,519	2,008
Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt		120
Within 1 year
Disclosure of detailed information about borrowings
Debt	1,571	1,412
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	887	762
Within 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	654
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	30	38
Within 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt		492
Within 1 year | Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt		120
After 1 year
Disclosure of detailed information about borrowings
Debt	5,696	5,132
After 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	4,110	3,551
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	67	65
After 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	£ 1,519	£ 1,516